Convertible Notes Payable and Derivative Liability	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITY

NOTE 5 – CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITY

On July 21, 2014, as amended on September 19, 2014 and October 20, 2014, the Company entered into a Securities Purchase Agreement whereby the Company agreed to issue convertible debentures (“July 2014 Debentures”) in the aggregate principal amount of $3,500,000, in five tranches. The initial closing in the aggregate principal amount of $1,000,000 occurred on July 21, 2014. The second closing in the amount of $1,000,000 occurred on August 26, 2014; the third of $500,000 on September 26, 2014. The fourth and fifth, each in the amount of $500,000, were to occur within 2 and 5 business days, respectively, of the effective date of the registration statement filed by the Company for the resale of the shares of common stock issuable upon conversion of the July 2014 Debentures. The Registration statement was withdrawn and terminated in December 2014, and a new registration statement was filed on April 9, 2015. The July 2014 Debentures bear interest at the rate of 10% per year. The debt is due July 21, 2015, with the original agreement calling for amortization payments, including accrued principal and accrued interest, beginning on the eleventh day of the fourth month after issuance and will continue on the eleventh day of each following eight successive months thereafter.

Also on September 19, 2014, as amended on October 20, 2014, the Company entered into a securities purchase agreement pursuant to which it agreed to issue convertible debentures (“September 2014 Debentures”) in the aggregate principal amount of $2,500,000, in two tranches. The initial closing in the principal amount of $1,000,000 occurred on September 19, 2014. The second closing, of $1,500,000, is to occur within 2 days of the effective date of the registration statement filed by the Company for the resale of the shares of common stock issuable upon conversion of the September 2014 Debentures. The September 2014 Debentures bear interest at the rate of 5% per year. The debt is due September 19, 2015, and the original agreement called for amortization payments, including accrued principal and accrued interest, due in nine monthly installments, commencing the fourth month after issuance.

Both the original July 2014 Purchase Agreement Debentures and September 2014 Debentures prior to subsequent amendment, share the following significant terms:

All amounts are convertible at any time, in whole or in part, at the option of the holders into shares of the Company’s common stock at a conversion price. The Notes were initially convertible into shares of the Company’s common stock at the initial Fixed Conversion Price of $11.75 per share. The Fixed Conversion Price is subject to adjustment for stock splits, combinations or similar events. If the Company makes any subsequent equity sales (subject to certain exceptions), under which an effective price per share is lower than the Fixed Conversion Price, then the conversion price will be reduced to equal such price.

The Company may make the amortization payments on the debt in cash, prompting a 30% premium or, subject to certain conditions, in shares of common stock valued at 70% of the lowest volume weighted average price of the common stock for the 20 prior trading days.

In connection with each of the purchase agreements, the Company entered into a registration rights agreement with the respective investors, pursuant to which the Company agreed to file a registration statement for the resale of the shares of common stock issuable upon conversion of, or payable as principal and interest on, the respective debentures, within 45 days of the initial closing date under each agreement, and to have such registration statements declared effective within 120 days of the initial closing dates of each purchase agreement. Through subsequent modifications of the July 2014 Debentures and September 2014 Debentures, the required date to file the registration statement and the effective date of the registration statement have been changed to April 15, 2015 and July 15, 2015, respectively. The registration statement was filed on April 9, 2015, and became effective on June 11, 2015.

The conversion feature of the July 2014 Debenture and the September 2014 debenture meets the definition of a derivative and due to the reset provision to occur upon subsequent sales of securities at a price lower than the fixed conversion price, requires bifurcation and is accounted for as a derivative liability. The derivative was initially recognized at its estimated fair value of approximately $1,885,000 and created a discount on the Notes that will be amortized over the life of the Notes using the effective interest rate method. The fair value of the embedded derivative is measured and recognized at fair value each subsequent reporting period and the changes in fair value are recognized in the Statement of Operations as Change in fair value of derivative liability. For the nine months ended September 30, 2015 the Company recognized a gain on the change in fair value of derivative liabilities of approximately $509,000 (including the change in fair value related to the new convertible debentures issued in the first, second and third quarters of 2015 discussed below). See Note 2 Fair value measure for additional information on the fair value and gains or losses on the embedded derivative.

On January 30, 2015, the Company and the Investors entered into an Amendment, Modification and Supplement to the Purchase Agreement (the “Purchase Agreement Amendment” or the “Modification”) pursuant to which the Investors agreed to purchase an additional $1,800,000 in seven Modified Closings: (1) $200,000 was funded at the Closing of the Purchase Agreement Amendment; (2) $100,000 to be funded within thirty (30) days of the Closing; (3) $100,000 to be funded within two days following the filing of a registration statement with the SEC to register the shares underlying the Debentures (the “Registration Statement”) and of the Company having filed with the SEC a restatement of the Company’s consolidated financial statements as described in the Company’s Current Report on Form 8-K filed with the SEC on December 22, 2014; (4) $100,000 to be funded within two days of receipt of the first comment letter from the SEC with regard to the Registration Statement; (5) $500,000 to be funded within two days of the date that the Registration Statement is declared effective by the SEC; (6) $500,000 to be funded within five days of the date that the Registration Statement is declared effective by the SEC; and (7) $100,000 to be funded within each of 90, 120, 150, and 180 days from the Closing of the Purchase Agreement Amendment. The Modification also eliminated the amortization payments discussed above, and provided for accrued and unpaid interest to be payable upon conversion or maturity rather than on specified payment dates. The Company is also required to open a new dispensary in Portland, Oregon during the first calendar quarter of 2015 (which was later modified to April 30, 2015). The Company must also file the Registration Statement by March 8, 2015 (later amended), and it must be declared effective by June 15, 2015 in order to avoid default and acceleration under the Amended and Restated Debenture. As noted above, the Registration Statement was filed on April 9, 2015, and became effective June 11, 2015.

On March 13, 2015 the Company and the Investors entered into a further amendment (“March 2015 Amendment”) to the July 21, 2014, 10% Convertible debentures, as amended January 30, 2015, whereby the reset of the fixed conversion rate to $1.83 caused by recent dilutive issuances was reiterated for all previously issued notes. In addition, the March 2015 Amendment modified the opening date of the Portland, Oregon dispensary to be April 30, 2015. Neither of these modified terms had an impact on the accounting treatment of the Debentures.

The July 2014 financing was further modified on March 23, 2015. The closing dates of the financing were again modified, investments by two members of the Board of Director’s (“Board”) was required, and the deadline for filing of the registration statement was changed to no later than April 15, 2015, and its effective date to no later than July 15, 2015. Neither of these modified terms had an impact on the accounting treatment of the Debentures.

On April 9, 2015, the Company and their investors entered into an Amendment, Modification and Supplement to the July 2014 convertible debenture, which amends the closings as set forth in the March 23, 2015 Modification, to increase the amounts due in the third tranche, due two days after the filing of the Registration Statement, to $450,000.

On January 28, 2015, the Company and the Investors entered into an Amendment, Modification and Supplement to the September 2014 Debenture, pursuant to which the remaining $1,500,000 will be funded in four Modified Closings as set forth in the agreement, and contains other modifications with the same terms as was contained in the January 30, 2015 Modification.

The Company considered if the above modifications should be accounted for as an extinguishment or modification of the existing debt. The Company first evaluated if the modification of terms could be considered a troubled debt restructuring, but the modification did not meet the criteria as the Investors did not grant a concession to the Company for economic or legal reasons related to any financial difficulties of the Company. The majority of the modifications related to deadlines being extended for certain required events. The only financial modification was to revise the payment schedule on the Debentures to eliminate the amortization payments and instead require all to be due at maturity. The Company concluded this is not regarded as a concession as it is not the forgiveness of any interest payments, nor reduction of principal, nor change to the maturity date. Therefore, the modification of the terms was evaluated to determine if the changes in the Debentures’ future cash flows were in excess of 10% and considered substantial, which would require the Debentures to be accounted for as extinguished and replaced with new debt. As the modification resulted in a less than 10% estimated change in future cash flows, the Company concluded that the modification of the terms of the July 2014 and September 2014 Debentures was to be accounted for as a modification of the existing Debentures.

As part of the January 30, 2015 Modification, the Parties entered into a Modified Debenture Agreement for the $200,000 that was funded at the Closing and agreed to use the same form of Modified Debenture for each of the other foregoing Modified Closings (collectively, the “Modified Debentures”). The fixed conversion price of the Modified Debenture was the lower of $5.00 or 51% of the lowest volume weighted average price for the 20 consecutive trading days prior to the applicable conversion date. This new fixed conversion price was a dilutive issuance to the outstanding July 2014 and September 2014 Debentures, thereby triggering a reset of the older fixed conversion price. As a result of the reset to the conversion price, at January 30, 2015, the derivative liability was remeasured to a fair value of approximately $2,690,000, using a weighted probability model as estimated by management. A decrease in fair value of the derivative liability of approximately $1,072,000 was recognized as a gain on the Statement of Consolidated Comprehensive Loss in the nine months ended September 30, 2015.

The additional Modified Debentures under the July 2014 Debentures closed on February 27, 2015 in the amount of $100,000, March 13, 2015 in the amount of $50,000, March 16, 2015 in the amount of $25,000, March 20, 2015 in the amount of $75,000 and on March 26, 2015 in the amount of $150,000. All these Modified Debentures have a fixed conversion price of the lower of $1.83 or 51% of the VWAP for the last 20 days prior to the conversion. This new fixed conversion price was a dilutive issuance to the outstanding July 2014 and September 2014 Debentures, thereby triggering a reset of the previous $5 fixed conversion price. This reset resulted in the derivative liability being revalued at February 27, 2015, using a weighted probability model for a fair value of $2,720,000, for a decrease in fair value of approximately $334,000, recognized as a gain on the Statement of Consolidated Comprehensive Loss.

The additional Modified Debentures under the September 2014 Debentures closed on January 29, 2015 in the amount of $100,000 and February 24, 2015 in the amount of $100,000. These Modified Debentures have a fixed conversion price of the lower of $5.00 or 51% of the VWAP for the last 20 days prior to the conversion. This new fixed conversion price was a dilutive issuance to the outstanding July 2014 and September 2014 Debentures, thereby triggering a reset of the previous $5.00 fixed conversion price. The resulting reset and remeasurement of the fair value of the derivative liability is included in the amounts of the change to fair value discussed above.

The additional fundings of the July 2014 Modified Debentures under the closing schedule detailed above resulted in $2,811,500 being received during the second quarter. The first $300,000 had a fixed conversion price of the lower of $1.83 or 51% of the VWAP for the last 40 days prior to the conversion. The April 17, 2015 closing contained a fixed conversion price of the lower of $0.88 or 51% of the VWAP for the last 40 days prior to the conversion. This new fixed conversion price was a dilutive issuance to the outstanding July 2014 and September 2014 Debentures, thereby triggering a reset of the previous $1.83 fixed conversion price. This reset resulted in the derivative liability being revalued at April 17, 2015, using a weighted probability model for a fair value of $3,287,000, for a increase in fair value of approximately $1,764,000, recognized as a loss on the Statement of Consolidated Comprehensive Loss during the second quarter of 2015.

There was additional funding of $1,300,000 of the September 2014 Modified Debentures under the closing schedule detailed above. These Modified Debentures all have a fixed conversion price of the lower of $0.88 or 51% of the VWAP for the last 40 days prior to the conversion.

The Directors’ convertible debentures required under the March 23, 2015 Modification, issued in the first quarter of 2015, total $150,000, and have a three year term and an interest rate of 8% per annum. They were originally convertible at a fixed conversion price of the lower of $1.83 or 51% of the VWAP for the last 20 days prior to conversion. As with the Modified Debentures, the debentures included a reset provision, which resulted in the conversion feature being bifurcated and accounted for as a derivative liability, with an initial fair value of $132,175. The director’s convertible debentures also reset on February 27, 2015 and April 17, 2015, with the changes to fair value included in the amounts disclosed above.

The Modified Debentures also included a warrant instrument granting the Investor the right to purchase shares of common stock of the Company equal to the principal amount of the applicable Modified Debenture divided by a price equal to 120% of the last reported closing price of the Common stock on the applicable closing date of the Modified Debenture, with a three year term.

The warrants issued in the nine months ended September 30, 2015 in connection with all the Modified Debentures detailed above, and the August 2015 Securities Purchase Agreement (“August 2015 Debentures”) discussed below, are summarized below:

Date issued	Number of warrants	Exercise price	Fair Value
July 2014 Modified Debentures
January 30, 2015	40,552	$4.93	$159,601
February 26, 2015	45,537	2.20	79,904
March 13, 2015	21,151	2.36	39,965
March 16, 2015	10,575	2.36	19,981
March 20, 2015	41,946	1.79	59,942
March 27, 2015	75,758	1.98	119,888
April 2, 2015	60,386	1.66	74,025
April 2, 2015	30,193	1.66	37,012
April 10, 2015	107,914	1.39	112,460
April 17, 2015	41,667	1.20	37,680
April 24, 2015	127,119	1.18	112,635
April 24, 2015	21,186	1.18	18,772
May 1, 2015	156,250	.96	113,133
May 7, 2015	134,615	.78	79,234
May 8, 2015	42,000	.75	23,768
May 15, 2015	200,000	.75	113,365
May 22, 2015	250,000	.60	113,366
May 29, 2015	258,621	.58	112,537
June 5, 2015	288,462	.52	120,738
June 12, 2015	930,233	.43	303,246
June 19, 2015	3,448,276	.29	751,159

September 2014 Modified Debentures
January 28, 2015	18,038	5.54	80,156
February 13, 2015	57,870	1.73	96,689
April 2, 2015	181,159	1.66	222,109
April 24, 2015	90,579	1.10	80,548
May 15, 2015	200,000	.75	113,365
June 12, 2015	1,744,186	.43	570,248

August 2015 Debentures
August 24, 2015	6,666,667	.06	321,757
September 18, 2015	588,235	.17	82,804

Directors
January 5, 2015	129,305	.40	39,901
January 30, 2015	129,250	.40	39,916
February 2, 2015	237,778	.22	16,619

Total	$16,375,508		$4,266,522

The Company determined that the warrants were properly classified in equity as there is no cash settlement provision and the warrants have a fixed exercise price and therefore result in an obligation to deliver a known number of shares.

Effective September 18, 2015, the holder of the September 2014 Debentures and the Company agreed to amend its September 2014 Warrants, to reduce the exercise price of the warrants to purchase an aggregate of 2,291,832 shares of the Company’s common stock to six cents per share. The holder agreed to exercise in full those warrants in cash within three trading days of the filing with the SEC of a Form 8-K, which occurred on September 18, 2015. During the three months ended September 30, 2015, approximately 2,292,000 warrants were exercised.

Effective September 18, 2015, the holder of the July 2014 Debentures and the Company agreed to amend its July 2014 Warrants, to reduce the exercise price of the warrants to purchase an aggregate of 6,332,441 shares of Common Stock to six cents per share. The holder agreed to exercise in full those warrants in cash within three trading days of the filing with the SEC of a Form 8-K, which occurred on September 18, 2015. As of September 30, 2015 the warrants have not yet been exercised, and will be upon the finalization of the increase in authorized shares (Note 8).

As a result of the conversion feature being bifurcated and recognized as a derivative liability, the Company evaluated the warrants and determined that they have a sufficient number of authorized and unissued shares as of September 30, 2015, after consideration of the subsequent increased authorized shares, (See Note 10), to settle all existing commitments.

The Company adopted a sequencing policy that reclassifies contracts, with the exception of stock options, from equity to assets or liabilities for those with the earliest inception date first. Future issuance of securities will be evaluated as to reclassification as a liability under our sequencing policy of earliest inception date first until either all of the convertible debentures are converted or settled.

During the nine months ended September 30, 2015, $4,420,000 principal of the July 2014 Debentures and $1,710,000 principal and approximately $49,000 accrued interest of the September 2014 Debentures, and $150,000 principal of the Directors debentures, in addition to approximately $49,000 accrued interest were converted into approximately 67,475,000 of the Company’s common shares at an average price of $0.09, based on 51% of the calculated VWAP. Upon conversion, the derivative fair value for the amounts converted were remeasured through the date of conversion, with the conversion date fair value reclassified to equity, amounting to $4,519,000 in the nine months ended September 30,2015. As a result of the conversions, the resulting decrease of fair value of approximately $1,730,000 of the related debt discount was recognized on the Statement of Consolidated Comprehensive Loss.

August 2015 Debentures

On August 14, 2015, the Company entered into a Securities Purchase Agreement whereby the Company agreed to issue convertible debentures in the aggregate principal amount of up $3,979,877. The initial closing in the aggregate principal amount of $650,000 occurred on August 14, 2015. An additional 5 payments were made in the total amount of $1,078,880 through September 30, 2015. The seventh tranche in the amount of $250,000 will occur 8 days after the filing of a registration statement filed by the Company for the resale of the shares of common stock issuable upon conversion of the August 2015 Debentures, the eighth tranche in the amount of $1,250,000 will occur within 3 business days of the effective date of the registration statement and the ninth tranche, in the amount of $750,000 will occur within 7 business days of the effective date of the registration statement. The August 2015 Debentures bear interest at the rate of 10% per year.

On August 20, 2015, the Company also entered into a Securities Purchase Agreement with another investor, in the aggregate principal amount of up to $1,500,000 (collectively the “August 2015 Debentures”), which was amended on September 19, 2015, to increase the principal by an additional $200,000. Through September 30, 2015, two tranches totaling $500,000 have been funded. A third tranche in the amount of $500,000 (after amendment) is to occur within two days after the filing of a registration statement, with the fourth tranche in the amount of $700,000 to occur within 2 days of the effective date of the registration statement.

The August 2015 Debentures contain the following significant terms:

The debentures all mature in one year from the date of each individual closing.

All amounts are convertible at any time, in whole or in part, at the option of the holders into shares of the Company’s common stock at a fixed conversion price. The conversion price is the lower of (a) $0.75, or (b) a 49% discount to the lowest daily VWAP (as reported by Bloomberg) of the Common Stock during the 30 trading days prior to the conversion date. The Fixed Conversion Price is subject to adjustment for stock splits, combinations or similar events. If the Company makes any subsequent equity sales (subject to certain exceptions), under which an effective price per share is lower than the Fixed Conversion Price, then the conversion price will be reset to equal such price. The Company may prepay the Debentures in cash, prompting a 30% premium or, subject to certain conditions, in shares of common stock valued at 51% of the lowest volume weighted average price of the common stock for the 30 prior trading days. The premium will be recognized at such time as the Company may choose to prepay the Debentures.

In connection with each of the purchase agreements, the Company entered into a registration rights agreement with the respective investors, pursuant to which the Company agreed to file a registration statement for the resale of the shares of common stock issuable upon conversion of, or payable as principal and interest on, the respective debentures, within 45 days of the initial closing date under each agreement, and to have such registration statements declared effective within 120 days of the initial closing dates of each purchase agreement. The pre-effective registration statement was filed with the SEC on October 16, 2015.

The conversion feature of the August 2015 Debenture meets the definition of a derivative and due to the reset provision to occur upon subsequent sales of securities at a price lower than the fixed conversion price, requires bifurcation and is accounted for as a derivative liability. The derivative was initially recognized at its estimated fair value of approximately $2,345,000 and created a discount on the Notes that will be amortized over the life of the Notes using the effective interest rate method. The fair value of the embedded derivative is measured and recognized at fair value each subsequent reporting period and the changes in fair value are recognized in the Statement of Operations as Change in fair value of derivative liability (discussed above). See Note 2 Fair value measure for additional information on the fair value and gains or losses on the embedded derivative.

The debenture entered into with the second investor on August 20, 2015 included a warrant instrument granting the Investor the right to purchase shares of common stock of the Company equal to the principal amount of the applicable Debenture divided by a price equal to 120% of the last reported closing price of the Common stock on the applicable closing date of the Debenture, with a three year term. During the three months ending September 30, 2015, there were 7,254,902 warrants issued, with a fair value of $404,561, calculated with the Black Sholes Merton model. There were no conversions of the August 2015 Debentures during the three months ended September 30, 2015.

Entry into Security Agreement

In connection with entry into the August 20 Purchase Agreement and August 14 Purchase Agreement, the investors party to such agreements and the Company entered into a Security Agreement, dated August 21, 2015, securing the amounts underlying the August 14 Debentures and the August 20 Debentures. The Security Agreement grants a security interest in all assets and personal property of the Company, subject to certain excluded real property assets. The security interests under the Security Agreement shall terminate following the date the registration statement is declared effective.

July 2015 Debenture

On July 10, 2015, another accredited investor (the “July 2015 Investor”) purchased a separate Convertible Debenture (the “July 2015 Debenture”) in the aggregate principal amount of $500,000, that closed in five weekly tranches between July 10 and August 15, 2015. The July 2015 Debenture is in substantially the same form as the August 14 Debentures, and does not include issuance of warrants . As such, the conversion feature was also determined to require bifurcation, and derivative accounting. All amounts related to the July 2015 derivative liability are included in amounts disclosed above for the August 2015 debentures.

On October 14, 2015, the August 14 Investor assigned the right to purchase August 14 Debentures in the principal amount of $100,000 to the July 2015 Investor and the July 2015 Investor purchased such August 15 Debentures on the same day.

NOTE 13 – CONVERTIBLE NOTES PAYABLE AND DERIVATIVE LIABILITY

On July 21, 2014, as amended on September 19, 2014 and October 20, 2014, the Company entered into a Securities Purchase Agreement whereby the Company agreed to issue convertible debentures (“July 2014 Purchase Agreement Debentures”) in the aggregate principal amount of $3,500,000, in five tranches. The initial closing in the aggregate principal amount of $1,000,000 occurred on July 21, 2014. The second closing in the amount of $1,000,000 occurred on August 26, 2014; the third of $500,000 on September 26, 2014; and the fourth of $250,000 on November 24, 2014. The fifth closing was modified in January, 2015 (See Note 20). The July 2014 Purchase Agreement Debentures bear interest at the rate of 10% per year. The debt is due July 21, 2015, with repayment, including accrued principal and accrued interest, beginning on the eleventh day of the fourth month after issuance and will continue on the eleventh day of each following 8 successive months thereafter.

Also on September 19, 2014, as amended on October 20, 2014, the Company entered into a securities purchase agreement pursuant to which it agreed to issue convertible debentures (“September 2014 Purchase Agreement Debentures”) (collectively the “Notes”) in the aggregate principal amount of $2,500,000, in two tranches. The initial closing in the principal amount of $1,000,000 occurred on September 19, 2014. The second closing, of $1,500,000, is to occur within 2 days of the effective date of the registration statement filed by the Company for the resale of the shares of common stock issuable upon conversion of the September 2014 Purchase Agreement Debentures. The September 2014 Purchase Agreement Debentures bear interest at the rate of 5% per year. The debt is due September 19, 2015, with repayment, including accrued principal and accrued interest, due in nine monthly installments, commencing the fourth month after issuance.

Both the July 2014 Purchase Agreement Debentures and September 2014 Purchase Agreement Debentures, share the following significant terms:

Conversion – All amounts are convertible at any time, in whole or in part, at the option of the holders into shares of the Company’s common stock at a conversion price, or Fixed Conversion Price, which is subject to adjustment as described below.

The Notes are initially convertible into shares of the Company’s common stock at the initial Fixed Conversion Price of $11.75 per share. The Fixed Conversion Price is subject to adjustment for stock splits, combinations or similar events. If the Company makes any subsequent equity sales (subject to certain exceptions), under which an effective price per share that is lower than the Fixed Conversion Price, then the conversion price will be reduced to equal such price. The July 2014 Securities Purchase Agreement exempts any sales pursuant to the September 2014 Purchase Agreement Debentures from the July 2014 Purchase Agreement Debentures conversion price adjustments.

Beginning four months (as subsequently amended) after the initial closing, the Company will begin making amortization payments on the debt in cash, prompting a 30% premium or, at their option and subject to certain conditions, in shares of common stock valued at 70% of the lowest volume weighted average price of the common stock for the 20 prior trading days. However, in the event the registration statement filed by the Company in connection with the respective purchase agreements is not effective within 120 days of the initial closing date under the July 2014 Purchase Agreement and 120 days of the initial closing date under the September 2014 Purchase Agreement, the July 2014 Purchase Agreement Debentures’ and the September 2014 Purchase Agreement Debentures’, respectively, conversion rate will be, during the period commencing 120 days after the initial closing date until the registration statement is effective, equal to 63% of the lowest volume weighted average price of the common stock for the 20 prior trading days. If the aforementioned registration statement is not effective within 160 days of the initial closing date, each of the debentures’ conversion rate will be, during the period commencing 160 days after the initial closing date until the registration statement is effective, equal to 60% of the lowest volume weighted average price of the common stock for the 20 prior trading days.

In connection with each of the purchase agreements, the Company entered into a registration rights agreement with the respective investors, pursuant to which the Company agreed to file a registration statement for the resale of the shares of common stock issuable upon conversion of, or payable as principal and interest on, the respective debentures, within 45 days of the initial closing date under each agreement, and to have such registration statements declared effective within 120 days of the initial closing dates of each purchase agreement. The registration statement was not declared effective within 120 days, and the amortization payment conversion rate was adjusted accordingly.

The $3,750,000 million principal amount of the Notes were issued net of $275,000 debt discount. The conversion feature of the notes meets the definition of a derivative under ASC 815 and due to the reset provision upon subsequent sales of securities at a price lower than the fixed conversion price, requires bifurcation and is accounted for as a derivative liability. The derivative was initially recognized at its estimated fair value of $1.885 million and created a discount on the Notes that will be amortized over the life of the Notes using the effective interest rate method. The fair value of the embedded derivative will be measured and recorded at fair value each subsequent reporting period and changes in fair value will be recognized in the statement of operations as a gain or loss on derivative. For the year ended December 31, 2014 the Company recognized a loss on the change in fair value of derivative liabilities of $1,805,990. See Note 2 Fair value measure for additional information on the fair value and gains or losses on the embedded derivative.

As a result of a new convertible debentures loan agreements entered into in January 2015 (Note 20), which include a conversion rate equal to the lower of (a) $5.00 or (b) 51% of the lowest VWAP for the 20 consecutive Trading Days ending on the Trading Day that is immediately prior to the applicable Conversion Date, the reset provision terms of the July 2014 and September 2014 convertible debentures were triggered and the original fixed conversion price were adjusted accordingly.